Osterweis Strategic Income Fund
Schedule of Investments
June 30, 2025 (Unaudited)

CORPORATE BONDS - 76.8%	Par	Value
Aerospace & Defense - 0.9%
Rolls-Royce PLC, 3.63%, 10/14/2025 (a)	52,550,000	$52,479,294

Automobile Components - 3.9%
Adient Global Holdings Ltd.
7.00%, 04/15/2028 (a)	14,650,000	15,112,442
7.50%, 02/15/2033 (a)	31,000,000	31,727,814
American Axle & Manufacturing, Inc.
6.50%, 04/01/2027	21,310,000	21,318,773
6.88%, 07/01/2028	53,595,000	53,663,762
Real Hero Merger Sub 2, Inc., 6.25%, 02/01/2029 (a)	54,702,000	39,624,942
The Goodyear Tire & Rubber Co.
5.00%, 05/31/2026	13,168,000	13,210,014
5.00%, 07/15/2029	14,500,000	14,173,014
6.63%, 07/15/2030	36,682,000	37,376,354
		226,207,115

Automobiles - 1.9%
Ford Motor Co., 9.63%, 04/22/2030	9,000,000	10,353,633
Ford Motor Credit Co. LLC, 4.13%, 08/04/2025	58,685,000	58,624,835
Nissan Motor Acceptance Co. LLC, 1.85%, 09/16/2026 (a)	33,400,000	31,876,931
Thor Industries, Inc., 4.00%, 10/15/2029 (a)	10,000,000	9,381,642
		110,237,041

Beverages - 0.4%
Primo Water Holdings, Inc. / Triton Water Holdings, Inc., 4.38%, 04/30/2029 (a)	25,728,000	24,969,410

Building Products - 1.7%
Advanced Drainage Systems, Inc., 5.00%, 09/30/2027 (a)	37,338,000	37,014,377
Griffon Corp., 5.75%, 03/01/2028	60,288,000	60,320,079
		97,334,456

Capital Markets - 0.9%
The Goldman Sachs Group, Inc., 4.25%, 10/21/2025	50,000,000	49,921,834

Chemicals - 1.2%
Consolidated Energy Finance SA
6.50%, 05/15/2026 (a)	7,050,000	6,849,927
5.63%, 10/15/2028 (a)	31,700,000	27,337,782
12.00%, 02/15/2031 (a)	19,750,000	19,434,433
INEOS Quattro Finance 2 PLC, 9.63%, 03/15/2029 (a)	17,500,000	17,749,731
		71,371,873

Commercial Services & Supplies - 2.1%
Deluxe Corp.
8.00%, 06/01/2029 (a)	33,721,000	32,507,857
8.13%, 09/15/2029 (a)	22,950,000	23,709,071
Pitney Bowes, Inc., 7.25%, 03/15/2029 (a)	62,645,000	63,929,410
		120,146,338

Computers & Peripherals - 2.2%
CPI CG, Inc., 10.00%, 07/15/2029 (a)	31,400,000	33,519,500
Western Digital Corp., 4.75%, 02/15/2026	13,029,000	13,008,952
Xerox Corp., 10.25%, 10/15/2030 (a)	15,000,000	15,723,720
Xerox Holdings Corp.
5.00%, 08/15/2025 (a)	23,811,000	23,709,448
5.50%, 08/15/2028 (a)	22,339,000	17,134,558
8.88%, 11/30/2029 (a)	28,000,000	21,170,213
		124,266,391

Construction & Engineering - 3.7%
AECOM, 5.13%, 03/15/2027	32,643,000	32,758,034
APi Group DE, Inc., 4.13%, 07/15/2029 (a)	26,650,000	25,429,707
Global Infrastructure Solutions, Inc., 5.63%, 06/01/2029 (a)	51,157,000	50,998,495
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/2029 (a)	30,747,000	29,574,346
New Enterprise Stone & Lime Co., Inc., 5.25%, 07/15/2028 (a)	46,500,000	46,643,267
Tutor Perini Corp., 11.88%, 04/30/2029 (a)	24,500,000	27,596,849
		213,000,698

Consumer Finance - 4.4%
Ally Financial, Inc., 5.75%, 11/20/2025	31,981,000	32,056,106
Enova International, Inc.
11.25%, 12/15/2028 (a)	11,750,000	12,631,215
9.13%, 08/01/2029 (a)	43,950,000	46,301,149
EZCORP, Inc., 7.38%, 04/01/2032 (a)	23,500,000	24,765,992
FirstCash, Inc.
4.63%, 09/01/2028 (a)	15,000,000	14,739,996
5.63%, 01/01/2030 (a)	19,500,000	19,471,214
6.88%, 03/01/2032 (a)	24,500,000	25,384,559
OneMain Finance Corp., 7.13%, 03/15/2026	23,917,000	24,285,920
Synchrony Financial, 4.50%, 07/23/2025	52,948,000	52,913,017
		252,549,168

Consumer Staples Distribution & Retail - 4.4%
C&S Group Enterprises LLC, 5.00%, 12/15/2028 (a)	45,765,000	41,367,024
KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution, Inc., 9.00%, 02/15/2029 (a)	62,250,000	64,536,754
Performance Food Group, Inc., 5.50%, 10/15/2027 (a)	57,195,000	57,123,599
United Natural Foods, Inc., 6.75%, 10/15/2028 (a)	67,549,000	66,716,292
US Foods, Inc., 4.75%, 02/15/2029 (a)	23,384,000	22,993,335
		252,737,004

Containers & Packaging - 0.2%
Crown Americas LLC / Crown Americas Capital Corp., 4.25%, 09/30/2026	13,984,000	13,915,134

Diversified Consumer Services - 0.1%
Carriage Services, Inc., 4.25%, 05/15/2029 (a)	7,800,000	7,374,952

Energy Equipment & Services - 0.4%
Tidewater, Inc., 9.13%, 07/15/2030 (a)	24,000,000	24,710,095

Entertainment - 0.4%
Banijay Entertainment SAS, 8.13%, 05/01/2029 (a)	22,675,000	23,522,682

Financial Services - 3.2%
Burford Capital Global Finance LLC, 6.25%, 04/15/2028 (a)	25,489,000	25,270,355
HAS Capital Income Opportunity Fund II LLC, 8.00%, 08/31/2031 (a)(b)	21,807,000	13,362,850
Nationstar Mortgage Holdings, Inc.
5.00%, 02/01/2026 (a)	23,250,000	23,174,186
5.50%, 08/15/2028 (a)	24,680,000	24,535,281
5.13%, 12/15/2030 (a)	9,500,000	9,682,030
5.75%, 11/15/2031 (a)	13,000,000	13,217,425
United Wholesale Mortgage LLC
5.50%, 11/15/2025 (a)	45,580,000	45,602,631
5.75%, 06/15/2027 (a)	10,000,000	9,980,765
5.50%, 04/15/2029 (a)	20,820,000	20,232,033
		185,057,556

Food Products - 0.4%
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, 03/01/2029 (a)	27,438,000	25,932,054

Ground Transportation - 0.4%
RXO, Inc., 7.50%, 11/15/2027 (a)	24,500,000	25,138,741

Health Care Equipment & Supplies - 0.7%
Varex Imaging Corp., 7.88%, 10/15/2027 (a)	42,334,000	42,881,887

Health Care Providers & Services - 1.5%
AMN Healthcare, Inc., 4.63%, 10/01/2027 (a)	39,815,000	38,746,592
Owens & Minor, Inc., 4.50%, 03/31/2029 (a)	52,310,000	46,749,029
		85,495,621

Hotels, Restaurants & Leisure - 4.4%
Carnival Corp.
5.75%, 03/01/2027 (a)	9,500,000	9,581,385
6.00%, 05/01/2029 (a)	19,750,000	19,968,304
NCL Corp. Ltd.
5.88%, 03/15/2026 (a)	12,258,000	12,321,925
5.88%, 02/15/2027 (a)	55,490,000	55,739,848
Royal Caribbean Cruises Ltd., 5.50%, 08/31/2026 (a)	61,302,000	61,555,484
Six Flags Entertainment Corp., 7.00%, 07/01/2025 (a)	12,447,000	12,447,000
Travel + Leisure Co., 6.60%, 10/01/2025 (c)	63,249,000	63,502,230
Viking Cruises Ltd., 5.88%, 09/15/2027 (a)	20,000,000	20,024,060
		255,140,236

Household Durables - 4.0%
Adams Homes, Inc., 9.25%, 10/15/2028 (a)	40,389,000	41,648,289
Empire Communities Corp., 9.75%, 05/01/2029 (a)	48,250,000	49,403,013
Installed Building Products, Inc., 5.75%, 02/01/2028 (a)	6,750,000	6,756,707
Mattamy Group Corp., 5.25%, 12/15/2027 (a)	56,529,000	56,292,861
STL Holding Co. LLC, 8.75%, 02/15/2029 (a)	7,750,000	8,125,410
The New Home Co., Inc.
9.25%, 10/01/2029 (a)	52,500,000	54,511,433
8.50%, 11/01/2030 (a)	14,750,000	15,051,460
		231,789,173

Industrial Conglomerates - 0.4%
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.25%, 05/15/2026	20,939,000	20,807,857

Industrial Power & Renewable Electricity Products - 1.2%
Vistra Operations Co. LLC
5.50%, 09/01/2026 (a)	63,016,000	63,118,409
5.05%, 12/30/2026 (a)	6,500,000	6,535,224
		69,653,633

IT Services - 1.4%
Unisys Corp., 10.63%, 01/15/2031 (a)	79,000,000	81,722,927

Machinery - 2.0%
Enpro, Inc., 6.13%, 06/01/2033 (a)	33,604,000	34,438,107
The Manitowoc Co., Inc., 9.25%, 10/01/2031 (a)	34,500,000	36,352,236
Wabash National Corp., 4.50%, 10/15/2028 (a)	46,750,000	42,391,988
		113,182,331

Media - 1.0%
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.88%, 08/15/2027 (a)	55,300,000	55,113,961

Metals & Mining - 4.4%
Century Aluminum Co., 7.50%, 04/01/2028 (a)	35,905,000	36,576,675
Champion Iron Canada, Inc., 7.88%, 07/15/2032 (a)	29,250,000	29,661,522
Coeur Mining, Inc., 5.13%, 02/15/2029 (a)	66,150,000	64,542,806
Hecla Mining Co., 7.25%, 02/15/2028	61,347,000	61,871,578
Perenti Finance Pty Ltd.
6.50%, 10/07/2025 (a)	10,534,674	10,534,675
7.50%, 04/26/2029 (a)	12,000,000	12,419,520
SunCoke Energy, Inc., 4.88%, 06/30/2029 (a)	42,674,000	39,743,813
		255,350,589

Mortgage Real Estate Investment Trusts - REITS - 2.4%
Blackstone Mortgage Trust, Inc., 7.75%, 12/01/2029 (a)	26,000,000	27,621,672
HAT Holdings I LLC / HAT Holdings II LLC, 3.38%, 06/15/2026 (a)	65,841,000	64,439,408
Oxford Finance LLC / Oxford Finance Co.-Issuer II, Inc., 6.38%, 02/01/2027 (a)	47,341,000	47,633,378
		139,694,458

Oil, Gas & Consumable Fuels - 3.5%
Calumet Specialty Products Partners LP / Calumet Finance Corp.
11.00%, 04/15/2026 (a)	16,234,000	16,249,227
9.75%, 07/15/2028 (a)	64,232,000	64,102,219
Genesis Energy LP / Genesis Energy Finance Corp.
7.75%, 02/01/2028	51,550,000	52,349,850
8.88%, 04/15/2030	10,000,000	10,628,030
Global Partners LP / GLP Finance Corp., 7.13%, 07/01/2033 (a)	18,700,000	18,994,003
NGL Energy Operating LLC / NGL Energy Finance Corp., 8.13%, 02/15/2029 (a)	37,030,000	37,438,626
		199,761,955

Passenger Airlines - 4.4%
Allegiant Travel Co., 7.25%, 08/15/2027 (a)	62,975,000	63,031,552
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/2026 (a)	66,105,667	65,996,235
JetBlue Airways Corp. / JetBlue Loyalty L.P., 9.88%, 09/20/2031 (a)	54,650,000	53,181,411
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/2027 (a)	8,000,000	8,015,589
United Airlines, Inc., 4.38%, 04/15/2026 (a)	63,930,000	63,548,018
		253,772,805

Personal Care Products - 0.7%
Coty, Inc., 5.00%, 04/15/2026 (a)	38,503,000	38,624,134

Professional Services - 1.7%
CACI International, Inc., 6.38%, 06/15/2033 (a)	4,500,000	4,644,272
Conduent Business Services LLC / Conduent State & Local Solutions, Inc., 6.00%, 11/01/2029 (a)	74,500,000	71,191,291
KBR, Inc., 4.75%, 09/30/2028 (a)	26,095,000	25,121,803
		100,957,366

Software - 0.6%
Fair Isaac Corp., 5.25%, 05/15/2026 (a)	29,244,000	29,282,456
NCR Voyix Corp., 5.00%, 10/01/2028 (a)	3,825,000	3,788,680
		33,071,136

Specialized REITs - 0.3%
Iron Mountain, Inc., 5.25%, 03/15/2028 (a)	20,000,000	19,925,518

Specialty Retail - 4.3%
Advance Auto Parts, Inc., 5.90%, 03/09/2026	52,988,000	53,028,006
Ken Garff Automotive LLC, 4.88%, 09/15/2028 (a)	54,664,000	54,041,590
Penske Automotive Group, Inc., 3.50%, 09/01/2025	50,022,000	49,886,876
Sonic Automotive, Inc., 4.63%, 11/15/2029 (a)	34,500,000	33,478,038
Upbound Group, Inc., 6.38%, 02/15/2029 (a)	57,600,000	56,715,085
		247,149,595

Textiles, Apparel & Luxury Goods - 1.0%
The William Carter Co., 5.63%, 03/15/2027 (a)	59,636,000	59,418,800

Trading Companies & Distributors - 3.7%
GGAM Finance Ltd., 7.75%, 05/15/2026 (a)	70,448,000	71,219,899
Herc Holdings, Inc.
5.50%, 07/15/2027 (a)	57,418,000	57,468,765
7.00%, 06/15/2030 (a)	19,000,000	19,846,833
Macquarie Airfinance Holdings Ltd., 8.13%, 03/30/2029 (a)	7,000,000	7,326,298
WESCO Distribution, Inc., 7.25%, 06/15/2028 (a)	54,750,000	55,477,503
		211,339,298

Transportation Infrastructure - 0.4%
Signature Aviation US Holdings, Inc., 4.00%, 03/01/2028 (a)	25,600,000	22,423,168
TOTAL CORPORATE BONDS (Cost $4,455,959,858)		4,438,148,284

CONVERTIBLE BONDS - 8.7%	Par	Value
Automobiles - 0.0%(d)
Ford Motor Co., 0.00%, 03/15/2026 (e)	2,900,000	2,872,450

Broadline Retail - 0.1%
Etsy, Inc., 0.25%, 06/15/2028	7,750,000	6,670,813

Consumer Finance - 0.8%
EZCORP, Inc., 3.75%, 12/15/2029 (a)	6,790,000	9,870,963
LendingTree, Inc., 0.50%, 07/15/2025	36,142,000	35,916,112
		45,787,075

Health Care Equipment & Supplies - 1.7%
Haemonetics Corp., 0.00%, 03/01/2026 (e)	48,320,000	46,803,659
Integra LifeSciences Holdings Corp., 0.50%, 08/15/2025	52,201,000	51,744,241
		98,547,900

Hotels, Restaurants & Leisure - 1.2%
Airbnb, Inc., 0.00%, 03/15/2026 (e)	70,000,000	67,654,763

Interactive Media & Services - 0.9%
Match Group Financeco 2, Inc., 0.88%, 06/15/2026 (a)	42,250,000	40,919,125
Ziff Davis, Inc., 1.75%, 11/01/2026	10,595,000	10,104,981
		51,024,106

IT Services - 1.2%
Okta, Inc., 0.13%, 09/01/2025	17,434,000	17,346,830
Wix.com Ltd., 0.00%, 08/15/2025 (e)	51,443,000	51,314,391
		68,661,221

Machinery - 0.2%
John Bean Technologies Corp., 0.25%, 05/15/2026	9,450,000	9,422,595

Media - 1.1%
Cable One, Inc., 0.00%, 03/15/2026 (e)	69,305,000	65,742,723

Pharmaceuticals - 0.6%
Jazz Investments I Ltd., 2.00%, 06/15/2026	4,750,000	4,812,938
Pacira BioSciences, Inc., 0.75%, 08/01/2025	30,327,000	30,139,026
		34,951,964

Software - 0.4%
Alarm.com Holdings, Inc., 0.00%, 01/15/2026 (e)	15,000,000	14,625,000
Jamf Holding Corp., 0.13%, 09/01/2026	11,600,000	10,956,219
		25,581,219

Specialty Retail - 0.5%
Wayfair, Inc., 0.63%, 10/01/2025 (f)	28,079,000	27,475,302
TOTAL CONVERTIBLE BONDS (Cost $504,073,022)		504,392,131

COMMON STOCKS - 0.8%	Shares	Value
Consumer Staples Distribution & Retail - 0.0%(d)
Southeastern Grocers, Inc. (b)(f)	4,649,942	186,202
Tops Holding, Litigation Trust Proceeds (b)(f)	61,582,000	46,248
		232,450

Metals & Mining - 0.8%
Real Alloy Equity (b)(f)	666	45,425,153
TOTAL COMMON STOCKS (Cost $41,151,172)		45,657,603

SHORT-TERM INVESTMENTS - 13.5%		Value
Commercial Paper - 6.5%	Par
Automobiles — 1.3%
Harley-Davidson Financial Services, Inc., 5.05%, 07/17/2025 (g)	15,000,000	14,966,427
VW Credit, Inc., 4.77%, 08/25/2025 (g)	62,500,000	62,052,681
		77,019,108

Chemicals — 0.9%
FMC Corp., 5.27%, 07/03/2025 (g)	49,000,000	48,979,097

Electronic Equipment, Instruments & Components — 0.4%
Jabil, Inc., 4.90%, 07/14/2025 (g)	25,500,000	25,449,632

Ground Transportation — 0.5%
Ryder System, Inc., 4.61%, 07/11/2025 (g)	29,000,000	28,959,336

Health Care Providers & Services — 0.9%
HCA, Inc., 4.95%, 07/21/2025 (g)	50,000,000	49,856,910

Industrial Power & Renewable Electricity Products — 0.9%
Brookfield Renewable Partners, 4.83%, 07/22/2025 (g)	53,000,000	52,850,349

Specialized REITs — 0.9%
Crown Castle International Corp., 5.03%, 07/01/2025 (g)	50,000,000	49,993,115

Trading Companies & Distributors — 0.7%
Air Lease Corp., 4.82%, 07/21/2025 (g)	40,000,000	39,887,864
Total Commercial Paper (Cost $373,026,522)		372,995,411

Money Market Funds - 7.0%	Shares
Federated Hermes US Treasury Cash Reserves - Institutional Class, 4.12%(h)	202,642,855	202,642,855
MSILF Treasury Securities Portfolio - Institutional Class, 4.13%(h)	202,642,855	202,642,855
		405,285,710
TOTAL SHORT-TERM INVESTMENTS (Cost $778,312,232)		778,281,121

TOTAL INVESTMENTS - 99.8% (Cost $5,779,496,284)		5,766,479,139
Other Assets in Excess of Liabilities - 0.2%		13,131,572
TOTAL NET ASSETS - 100.0%		$5,779,610,711
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2025, the value of these securities total $3,688,964,484 or 63.8% of the Fund’s net assets.

(b)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $59,020,453 or 1.0% of net assets as of June 30, 2025.

(c)	Step coupon bond. The rate disclosed is as of June 30, 2025.
(d)	Represents less than 0.05% of net assets.
(e)	Zero coupon bonds make no periodic interest payments.
(f)	Non-income producing security.
(g)	The rate shown is the annualized effective yield as of June 30, 2025.
(h)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.

Summary of Fair Value Disclosure as of June 30, 2025 (Unaudited)

Osterweis Strategic Income Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Corporate Bonds	–	4,424,785,434	13,362,850	4,438,148,284
Convertible Bonds	–	504,392,130	–	504,392,130
Common Stocks	–	–	45,657,603	45,657,603
Commercial Paper	–	372,995,412	–	372,995,412
Money Market Funds	405,285,710	–	–	405,285,710
Total Investments	405,285,710	5,302,172,976	59,020,453	5,766,479,139

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report.

The following is a reconciliation of the Fund's Level 3 assets for which significant unobservable inputs were used to determine fair value:
	Common Stocks	Private Mortgage Backed Obligations	Total
Balance as of March 31, 2025	$50,596,617	$13,147,942	$63,744,559
Acquisitions	-	-	-
Dispositions	(945,594)	-	(945,594)
Accrued discounts/premiums	-	-	-
Realized gain (loss)	-	-	-
Change in unrealized appreciation/depreciation	(3,993,420)	214,908	(3,778,512)
Transfer in and/or out of Level 3	-	-	-
Balance as of June 30, 2025	$45,657,603	$13,362,850	$59,020,453

Change in unrealized appreciation/depreciation for Level 3 investments held at June 30, 2025	$(3,993,420)	$214,908	$(3,778,512)

Type of Security	Fair Value at 6/30/2025	Valuation Techniques	Unobservable Input	Input Value(s)
Common Stocks		Market Data	Last Trade Price	$74,250.00
		Estimated Proceeds	Future Proceeds from Equity Take-Out	0.2434
	$45,657,603	Estimated Proceeds	Future Proceeds from the Litigation Trust	0.0007514
Private Mortgage Backed Obligations	$13,362,850	Discounted Cash Flow	Adjustment to yield	300 bps

Significant increases (decreases) in any of those inputs in isolation would result in a significantly higher (lower) fair value measurement. Increases in the adjustment to yield would decrease price and decreases in the adjustment to yield would increase price.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report.

The Adviser, as the Funds' Valuation Designee, oversees valuation techniques.